Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2019 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (98.3%)
		Basic Materials (4.4%)
	$275	Celanese US Holdings LLC	3.50%	05/08/24	$285,308
	125	Dow Chemical Co. (The) (a)	5.55	11/30/48	151,842
	200	Eldorado Gold Corp. (Canada) (a)	9.50	06/01/24	217,000
	200	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	205,070
	225	Glencore Funding LLC (Switzerland) (a)	4.125	03/12/24	236,170
	75	LYB International Finance III LLC (b)	4.20	10/15/49	74,616
	500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	498,848
	175	Newmont Goldcorp Corp.	5.45	06/09/44	219,396
	200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	206,420
	150	Nucor Corp.	3.95	05/01/28	163,816
	200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	210,344
	425	Sherwin-Williams Co. (The)	2.95	08/15/29	426,691
	315	Southern Copper Corp. (Mexico)	7.50	07/27/35	422,887
	175	Westlake Chemical Corp.	4.375	11/15/47	172,302
					3,490,710
		Communications (9.0%)
	300	Amazon.com, Inc.	4.25	08/22/57	373,502
EUR	100	AT&T, Inc.	1.80	09/05/26	118,364
	$400	AT&T, Inc.	3.80	02/15/27	423,995
	251	AT&T, Inc.	4.50	03/09/48	270,423
	350	AT&T, Inc.	4.90	08/15/37	397,580
	275	AT&T, Inc.	5.15	02/15/50	322,755
	220	Baidu, Inc. (China)	2.875	07/06/22	221,396
	150	Booking Holdings, Inc.	0.90	09/15/21	174,303
	425	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	447,344
	150	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	182,785
	225	Comcast Corp.	3.55	05/01/28	241,908
	600	Comcast Corp.	4.049	11/01/52	670,255
	200	Comcast Corp.	4.15	10/15/28	224,529
	250	Fox Corp. (a)	5.576	01/25/49	316,789
	300	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	301,875
	200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	213,102
	175	Telefonica Emisiones SA (Spain)	4.103	03/08/27	190,604
	330	Telefonica Europe BV (Spain)	8.25	09/15/30	479,709
	375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	391,827
	375	Verizon Communications, Inc.	4.272	01/15/36	422,325
	203	Verizon Communications, Inc.	4.672	03/15/55	243,868
	200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	207,035
	175	Vodafone Group PLC (United Kingdom)	5.125	06/19/59	201,334
	148	Zillow Group, Inc.	2.00	12/01/21	147,075
					7,184,682
		Consumer Discretionary (0.8%)
	550	Sands China Ltd. (Macau)	5.40	08/08/28	620,829
		Consumer Staples (0.3%)
	175	Altria Group, Inc.	5.95	02/14/49	206,083
		Consumer, Cyclical (9.5%)
	275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55	07/26/27	286,123
	248	American Airlines Pass-Through Trust	4.00	01/15/27	261,181
	525	American Airlines Pass-Through Trust, Series AA	3.15	08/15/33	541,238

477	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	506,398
325	CVS Health Corp.	4.30	03/25/28	351,728
525	CVS Health Corp.	4.78	03/25/38	575,891
200	Daimler Finance North America LLC (Germany) (a)	2.70	06/14/24	200,838
200	Daimler Finance North America LLC (Germany) (a)	3.10	08/15/29	202,535
475	Delta Air Lines, Inc.	3.625	03/15/22	488,216
200	Delta Air Lines, Inc., Series AA	3.204	10/25/25	209,170
525	Dollar Tree, Inc.	4.00	05/15/25	556,713
110	Dollar Tree, Inc.	4.20	05/15/28	118,298
300	Ferguson Finance PLC (United Kingdom) (a)	4.50	10/24/28	321,718
300	Ford Motor Credit Co., LLC	3.096	05/04/23	294,701
300	General Motors Co.	6.60	04/01/36	344,233
75	Home Depot, Inc. (The)	4.875	02/15/44	96,817
175	Home Depot, Inc. (The)	5.875	12/16/36	242,319
75	Kohl’s Corp.	5.55	07/17/45	77,257
150	Las Vegas Sands Corp.	3.20	08/08/24	152,948
150	Macy’s Retail Holdings, Inc.	2.875	02/15/23	148,384
—	Newell Brands, Inc.	3.85	04/01/23	0
150	Newell Brands, Inc.	4.20	04/01/26	157,065
400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (Malaysia) (a)	4.625	04/16/29	420,648
200	Starbucks Corp.	4.45	08/15/49	232,093
207	United Airlines Pass-Through Trust, Class A	4.30	02/15/27	224,058
275	Volkswagen Group of America Finance LLC (Germany) (a)	4.75	11/13/28	306,188
200	Walmart, Inc.	3.625	12/15/47	225,009
				7,541,767
	Consumer, Non-Cyclical (10.3%)
775	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.90	02/01/46	926,195
150	Anthem, Inc.	2.375	01/15/25	149,619
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125	08/15/25	306,750
200	Ashtead Capital, Inc. (United Kingdom) (a)	5.25	08/01/26	213,250
200	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	201,636
175	BAT Capital Corp. (United Kingdom)	4.54	08/15/47	168,052
200	Bayer US Finance II LLC (Germany) (a)	4.625	06/25/38	216,740
325	Bristol-Myers Squibb Co. (a)	4.25	10/26/49	377,935
224	Cigna Corp.	4.375	10/15/28	245,209
150	Cigna Corp.	4.90	12/15/48	172,310
100	Cigna Holding Co.	3.875	10/15/47	99,080
75	Conagra Brands, Inc.	5.40	11/01/48	89,115
275	Constellation Brands, Inc.	4.40	11/15/25	304,269
100	CVS Health Corp.	5.05	03/25/48	113,672
625	Diageo Capital PLC Co. (United Kingdom)	2.125	10/24/24	624,819
125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	130,000
225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	260,968
312	EMD Finance LLC (Germany) (a)	3.25	03/19/25	319,384
270	Fresenius Medical Care US Finance III, Inc. (a)	3.75	06/15/29	272,123
225	Gilead Sciences, Inc.	4.80	04/01/44	269,477
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875	06/27/24	286,107
150	HCA, Inc.	5.25	06/15/49	164,261
250	Humana, Inc.	3.95	03/15/27	265,564
500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	501,557
130	Kraft Heinz Foods Co. (a)	3.75	04/01/30	131,325
200	Mars, Inc. (a)	3.20	04/01/30	211,767
29	Medtronic, Inc.	4.625	03/15/45	37,280
300	Mondelez International Holdings Netherlands BV (a)	2.25	09/19/24	298,901
150	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	185,816
525	Smithfield Foods, Inc. (a)	5.20	04/01/29	578,192

75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.80	07/21/23	60,750
				8,182,123
	Energy (8.9%)
200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	211,915
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	257,226
500	BP Capital Markets America, Inc.	3.119	05/04/26	521,720
250	Cimarex Energy Co.	3.90	05/15/27	254,752
200	Cimarex Energy Co.	4.375	03/15/29	210,657
375	Concho Resources, Inc.	3.75	10/01/27	390,088
100	Concho Resources, Inc.	4.85	08/15/48	114,752
50	Energy Transfer Operating L.P.	5.15	03/15/45	52,562
200	Energy Transfer Operating L.P.	5.30	04/15/47	215,480
250	Enterprise Products Operating LLC	4.20	01/31/50	268,529
250	Exxon Mobil Corp.	4.114	03/01/46	296,365
125	Halliburton Co.	5.00	11/15/45	139,797
175	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25	11/01/28	163,625
200	Kinder Morgan, Inc.	5.55	06/01/45	236,083
450	Marathon Petroleum Corp.	4.75	12/15/23	488,423
250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	256,539
175	MPLX L.P. (a)	5.20	12/01/47	191,544
325	MPLX LP	4.00	02/15/25	343,600
100	Noble Energy, Inc.	4.95	08/15/47	109,308
325	Occidental Petroleum Corp.	3.50	08/15/29	329,883
200	Patterson-UTI Energy, Inc.	3.95	02/01/28	201,642
350	Rockies Express Pipeline LLC (a)	6.875	04/15/40	382,655
650	Santos Finance Ltd. (Australia)	4.125	09/14/27	661,317
325	Saudi Arabian Oil Co. (Saudi Arabia) (a)	3.50	04/16/29	339,408
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	231,252
225	Williams Cos., Inc. (The)	4.30	03/04/24	239,306
				7,108,428
	Finance (35.3%)
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	153,876
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	367,338
400	Air Lease Corp.	3.75	06/01/26	415,866
250	American International Group, Inc.	4.25	03/15/29	274,108
175	American International Group, Inc.	4.50	07/16/44	195,274
175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25	175,219
150	Bank of America Corp.	3.974	02/07/30	164,051
625	Bank of America Corp.	4.244	04/24/38	715,147
205	Bank of America Corp.	7.75	05/14/38	312,814
400	Bank of America Corp., MTN	4.25	10/22/26	432,252
400	BBVA USA	2.50	08/27/24	397,811
275	BNP Paribas SA (France) (a)	4.40	08/14/28	304,028
400	Boston Properties LP	3.65	02/01/26	423,626
250	BPCE SA (France) (a)	4.00	09/12/23	263,839
400	BPCE SA (France) (a)	5.15	07/21/24	438,284
50	Brighthouse Financial, Inc.	4.70	06/22/47	44,694
215	Brighthouse Financial, Inc., Series WI	3.70	06/22/27	212,513
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	426,285
100	Brookfield Finance, Inc. (Canada)	4.85	03/29/29	113,269
275	Capital One Financial Corp.	3.30	10/30/24	284,818
625	Capital One Financial Corp.	3.75	03/09/27	656,629
250	CIT Bank NA	2.969	09/27/25	250,394
725	Citigroup, Inc.	3.98	03/20/30	788,966
425	Citigroup, Inc.	4.45	09/29/27	464,099
155	CNO Financial Group, Inc.	5.25	05/30/29	170,112
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	233,355
575	Credit Agricole SA (France) (a)	3.75	04/24/23	601,343

250	Credit Agricole SA (France) (a)	4.125	01/10/27	271,273
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25	544,932
250	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	255,755
200	Danske Bank A/S (Denmark) (a)	3.001	09/20/22	200,790
200	Danske Bank A/S (Denmark) (a)	5.00	01/12/22	210,340
450	Deutsche Bank AG (Germany)	2.70	07/13/20	449,151
225	Deutsche Bank AG (Germany)	3.15	01/22/21	224,908
300	Discover Financial Services	3.95	11/06/24	318,532
425	Enstar Group Ltd. (Bermuda)	4.95	06/01/29	449,542
700	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	733,794
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	201,994
175	Goldman Sachs Group, Inc. (The)	4.223	05/01/29	191,181
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	518,530
300	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	405,479
150	Great-West Lifeco Finance LP (Canada) (a)	4.581	05/17/48	179,448
250	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	316,782
100	Harborwalk Funding Trust (a)	5.077	02/15/69	120,782
400	Hartford Financial Services Group, Inc. (The) (c)	2.80	08/19/29	399,473
375	High Street Funding Trust I (a)	4.111	02/15/28	404,089
275	HSBC Holdings PLC (United Kingdom)	3.803	03/11/25	286,717
525	HSBC Holdings PLC (United Kingdom)	3.90	05/25/26	556,173
425	HSBC Holdings PLC (United Kingdom)	3.95	05/18/24	445,017
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	267,681
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	277,023
250	iStar, Inc.	5.25	09/15/22	255,937
375	John Deere Capital Corp.	3.45	03/07/29	406,027
375	JPMorgan Chase & Co.	3.702	05/06/30	402,137
325	JPMorgan Chase & Co.	3.782	02/01/28	347,979
375	JPMorgan Chase & Co.	4.005	04/23/29	409,902
330	JPMorgan Chase & Co.	4.95	06/01/45	411,631
225	Kilroy Realty LP	3.05	02/15/30	220,692
175	Kimco Realty Corp.	3.70	10/01/49	171,695
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	280,857
325	Marsh & McLennan Cos., Inc.	3.875	03/15/24	346,313
200	MassMutual Global Funding II (a)	3.40	03/08/26	212,234
200	MDC GMTN B.V. (United Arab Emirates) (a)	4.50	11/07/28	230,858
250	MetLife, Inc. (c)	5.70	06/15/35	337,711
300	Nationwide Building Society (United Kingdom) (a)	4.302	03/08/29	321,405
425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	446,586
100	Northwestern Mutual Life Insurance Co. (The) (a)	3.625	09/30/59	102,587
275	PartnerRe Finance B LLC	3.70	07/02/29	287,123
250	Pine Street Trust I (a)	4.572	02/15/29	267,603
125	Principal Financial Group, Inc.	3.70	05/15/29	134,738
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	594,012
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	761,065
300	Santander UK Group Holdings PLC (United Kingdom)	4.796	11/15/24	321,546
325	Santander UK PLC (United Kingdom) (a)	5.00	11/07/23	345,622
200	SCOR SE, Series . (France) (d)	5.25	03/13/29	195,355
350	Service Properties Trust	4.35	10/01/24	354,544
225	Shinhan Bank Co. Ltd. (Korea, Republic of) (a)	4.00	04/23/29	240,164
100	Synchrony Financial	2.85	07/25/22	100,881
125	TD Ameritrade Holding Corp.	3.30	04/01/27	131,378
350	TD Ameritrade Holding Corp.	3.625	04/01/25	372,434
400	Trust F/1401 (Mexico) (a)	5.25	12/15/24	429,000
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	539,173
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25	10/05/20	328,356

250	Wells Fargo & Co.	3.00	10/23/26	256,975
				28,073,916
	Industrials (4.2%)
325	Aviation Capital Group LLC (a)	4.375	01/30/24	342,458
250	Boeing Co. (The)	3.95	08/01/59	275,490
375	Burlington Northern Santa Fe LLC	4.55	09/01/44	450,835
165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	187,277
350	Fortune Brands Home & Security, Inc.	4.00	09/21/23	370,156
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	532,387
425	Nvent Finance Sarl (United Kingdom)	3.95	04/15/23	433,349
125	Tyco Electronics Group SA (Switzerland)	3.125	08/15/27	128,617
200	Wabtec Corp.	4.95	09/15/28	220,717
225	Walt Disney Co. (The) (a)	4.75	09/15/44	291,876
100	Walt Disney Co. (The) (a)	4.95	10/15/45	134,330
				3,367,492
	Technology (5.5%)
164	Akamai Technologies, Inc.	0.125	05/01/25	188,538
400	Apple, Inc.	3.85	08/04/46	451,601
500	Dell International LLC/EMC Corp. (a)	4.90	10/01/26	536,373
200	Fiserv, Inc.	4.20	10/01/28	221,420
850	International Business Machines Corp.	3.30	05/15/26	897,063
225	International Business Machines Corp.	4.15	05/15/39	257,018
525	Microsoft Corp.	4.45	11/03/45	663,935
166	Nuance Communications, Inc.	1.00	12/15/35	157,700
200	NXP Semiconductors N.V. (Netherlands)	1.00	12/01/19	218,137
200	Oracle Corp.	3.80	11/15/37	218,083
150	Oracle Corp.	4.00	11/15/47	168,127
200	STMicroelectronics N.V., Series B (Switzerland)	0.25	07/03/24	239,788
149	Verint Systems, Inc.	1.50	06/01/21	150,556
				4,368,339
	Utilities (10.1%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375	06/22/26	269,425
400	Alabama Power Co.	3.75	03/01/45	431,803
575	Avangrid, Inc.	3.80	06/01/29	618,260
175	Black Hills Corp.	3.15	01/15/27	177,544
75	Black Hills Corp.	4.35	05/01/33	84,578
250	Boston Gas Co. (a)	4.487	02/15/42	291,289
175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	199,304
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	218,000
250	Duke Energy Indiana LLC, Series YYY	3.25	10/01/49	250,020
350	Electricite de France SA (France) (a)	4.50	09/21/28	391,107
225	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	281,494
300	Entergy Arkansas LLC	3.50	04/01/26	319,397
150	Entergy Louisiana LLC	3.05	06/01/31	155,590
300	Fortis, Inc., Series WI (Canada)	2.10	10/04/21	299,102
50	Indiana Michigan Power Co.	4.25	08/15/48	59,082
100	Interstate Power & Light Co.	3.50	09/30/49	100,948
275	Mid-Atlantic Interstate Transmission LLC (a)	4.10	05/15/28	303,415
250	Mississippi Power Co.	3.95	03/30/28	272,531
450	NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	477,357
200	NiSource, Inc.	2.95	09/01/29	201,504
150	Northern States Power Co.	2.90	03/01/50	145,451
200	NSTAR Electric Co.	3.25	05/15/29	213,449
225	Oglethorpe Power Corp.	5.05	10/01/48	272,621
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	178,761
150	Southern California Edison Co.	4.00	04/01/47	161,134
525	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	558,492
221	TransAlta Corp. (Canada)	4.50	11/15/22	228,940
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	542,539

325	Vistra Operations Co. LLC (a)	4.30	07/15/29	333,843
				8,036,980
	Total Corporate Bonds (Cost $72,636,746)			78,181,349

	Short-Term Investments (1.8%)
	U.S. Treasury Security (1.1%)
889	U.S. Treasury Bill (e)(f) (Cost $886,109)	2.353	11/21/19	886,109

NUMBER OF SHARES (000)
	Investment Company (0.7%)
548	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $548,204)		548,204
	Total Short-Term Investments (Cost $1,434,313)		1,434,313

	Total Investments (Cost $74,071,059) (h)(i)(j)	100.1%	79,615,662
	Liabilities in Excess of Other Assets	(0.1)	(42,261)
	Net Assets	100.0%	$79,573,401

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)

For the nine months ended September 30, 2019, there were no transactions in Met Life, Inc., Corporate Bond and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2019.

(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.
(f)	Rate shown is the yield to maturity at September 30, 2019.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by $1,256 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contract, futures contracts and swap agreement.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,652,196 and the aggregate gross unrealized depreciation is $466,457, resulting in net unrealized appreciation of $5,185,739.

Foreign Currency Forward Exchange Contract:
The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

Counterparty	Contracts to Deliver		In Exchange For	Delivery Date	Unrealized Appreciation
JPMorgan Chase Bank NA	EUR	110,547	$123,147	12/18/19	$1,939

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	48	Dec-19	$9,600		$10,344,000	$(26,275)
U.S. Treasury 30 yr. Bond	17	Dec-19	1,700		2,759,312	(21,809)

Short:
German Euro Bund	1	Dec-19	EUR	(100)	(189,924)	1,989
U.S. Treasury 5 yr. Note	5	Dec-19	$(500)		(595,742)	78
U.S. Treasury 10 yr. Ultra Long Bond	13	Dec-19	(1,300)		(1,851,281)	5,636
U.S. Treasury 10 yr. Note	26	Dec-19	(2,600)		(3,388,125)	28,887
						$(11,494)

Interest Rate Swap Agreement:
The Fund had the following interest rate swap agreement open at September 30, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Depreciation
Morgan Stanley & Co., LLC*	3 Month USD LIBOR	Receive	2.39%	Semi-Annual/Quarterly	3/27/29	$4,430	$(349,309)	$—	$(349,309)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations

EUR	Euro.
USD	United States Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • September 30, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$78,181,349	$—	$78,181,349
Short-Term Investments
U.S. Treasury Security	—	886,109	—	886,109
Investment Company	548,204	—	—	548,204
Total Short-Term Investments	548,204	886,109	—	1,434,313
Foreign Currency Forward Exchange Contract	—	1,939	—	1,939
Futures Contracts	36,590	—	—	36,590
Total Assets	584,794	79,069,397	—	79,654,191
Liabilities:
Futures Contracts	(48,084)	—	—	(48,084)
Interest Rate Swap Agreement	—	(349,309)	—	(349,309)
Total Liabilities	(48,084)	(349,309)	—	(397,393)
Total	$536,710	$78,720,088	$—	$79,256,798

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.